Cover Page	Jan. 08, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 04, 2021
Entity Registrant Name	Acacia Communications, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37771
Entity Tax Identification Number	27-0291921
Entity Address, Address Line One	Three Mill and Main Place
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Maynard
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01754
City Area Code	978
Local Phone Number	938-4896
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ACIA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001651235
Amendment Flag	false